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                             Janus Investment Fund
                               Janus Olympus Fund
                                Janus Orion Fund

                       Supplement dated October 31, 2006
                      to Currently Effective Prospectuses

Effective October 31, 2006, Janus Olympus Fund merged with Janus Orion Fund and therefore, Janus Olympus Fund is no longer available for purchase. All references to Janus Olympus Fund within the Prospectus are hereby deleted.

                             Janus Investment Fund
                               Janus Olympus Fund
                                Janus Orion Fund

                       Supplement dated October 31, 2006
         to the Currently Effective Statement of Additional Information

Effective October 31, 2006, Janus Olympus Fund merged with Janus Orion Fund and therefore, Janus Olympus Fund is no longer available for purchase. All references to Janus Olympus Fund within the Statement of Additional Information are hereby deleted.